Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands		Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents		$ 41,198	¥ 293,290	¥ 109,213
Accounts receivable, net		7,188	51,171
Prepaid expenses and other current assets, net		6,925	49,302	45,535
Inventories		659	4,694	6,351
Total current assets		56,048	399,000	161,665
Non-current assets
Property and equipment, net		5,153	36,683	39,599
Operating lease right-of-use assets, net		165	1,172	1,714
Finance lease right-of-use assets, net		315	2,246	2,246
Intangible assets, net		27	189	205
Deferred loss on sale-leaseback		74	526	605
Total non-current assets		5,734	40,816	44,369
Total assets		61,782	439,828	206,034
Current liabilities
Accounts payable		25,754	183,345	138,504
Note payable		1,124	8,000
Short-term borrowings		8,761	62,367	57,600
Current portion of government grants		255	1,812	1,812
Lease liability		359	2,554	4,085
Other payables and accrued liabilities		12,669	90,190	89,350
Current liabilities related to discontinued operation		247	1,752	1,601
Total current liabilities		55,000	391,800	333,739
Non-current liabilities
Long-term borrowings		801	5,700	6,000
Government grants		228	1,623	2,530
Lease liability - non-current		142	1,014	1,619
Total non-current liabilities		1,171	8,337	10,149
Total non-current liabilities		1,171	8,337	10,149
Total liabilities		56,204	400,101	343,888
Commitments and contingencies
Commitments and contingencies
Shareholder’s equity
Additional paid-in capital		150,396	1,070,667	732,909
Subscription receivables		(22,542)	(160,476)
Accumulated deficit		(122,100)	(869,600)	(878,915)
Accumulated other comprehensive income		499	3,569	13,317
Total UTime Limited shareholder's equity		6,307	44,918	(132,663)
Non-controlling interests		(729)	(5,191)	(5,191)
Total shareholders' equity		5,578	39,727	(137,854)
Total liabilities and shareholders' equity		61,782	439,828	206,034
Common Class A [Member]
Shareholder’s equity
Ordinary shares value	[1]	101	719	26
Common Class B [Member]
Shareholder’s equity
Ordinary shares value	[1]
Related Party [Member]
Current assets
Amount due from related parties		78	555	566
Current liabilities
Amount due to related parties		$ 5,864	¥ 41,744	¥ 40,787

[1]	On March 31, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares; on November 11, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on January 26, 2026, the Company effected a 1-for-5 reverse share split of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.